Offsets	Feb. 25, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Citigroup Inc.
Form or Filing Type	S-3
File Number	333-270327
Initial Filing Date	Mar. 07, 2023
Fee Offset Claimed	$ 0.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 120,000,000.00
Termination / Withdrawal Statement	Citigroup Inc. previously registered 4,800,000 depositary shares having an aggregate offering price of $120,000,000 under a prospectus supplement filed pursuant to Rule 424(b)(2) of the Securities Act on January 28, 2026 and forming a part of a Registration Statement on Form S-3 No. 333-270327 filed by the Registrants on March 7, 2023 (the "Prior Registration Statement"). A registration fee of $16,572 related to those depositary shares, which remain unsold, was paid by Citigroup Inc. Pursuant to Rule 457(p), the registration fee paid in connection with the depositary shares registered on the Prior Registration Statement is being applied to this Registration Statement. The offering of such unsold depositary shares from the Prior Registration Statement has been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Citigroup Inc.
Form or Filing Type	S-3
File Number	333-270327
Filing Date	Mar. 07, 2023
Fee Paid with Fee Offset Source	$ 16,572.00
Offset Note	Citigroup Inc. previously registered 4,800,000 depositary shares having an aggregate offering price of $120,000,000 under a prospectus supplement filed pursuant to Rule 424(b)(2) of the Securities Act on January 28, 2026 and forming a part of a Registration Statement on Form S-3 No. 333-270327 filed by the Registrants on March 7, 2023 (the "Prior Registration Statement"). A registration fee of $16,572 related to those depositary shares, which remain unsold, was paid by Citigroup Inc. Pursuant to Rule 457(p), the registration fee paid in connection with the depositary shares registered on the Prior Registration Statement is being applied to this Registration Statement. The offering of such unsold depositary shares from the Prior Registration Statement has been terminated.